Business combinations (Tables)	12 Months Ended
Oct. 31, 2023
Jimmy's
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	4,932
Working Capital Adjustment	352
5,284
Purchase price allocation
Cash	622
Inventory	308
Prepaid expenses	11
Property, plant and equipment	111
Right of use asset	129
Intangible assets - business license rights	1,487
Goodwill	3,416
Accounts payable and accrued liabilities	(318)
Lease liabilities	(130)
Income tax payables	(110)
Deferred tax liability	(242)
5,284

Nuleaf Naturals, LLC
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	35,527
35,527
Purchase price allocation
Cash	564
Accounts receivable	216
Other receivables	21
Inventory	2,058
Prepaid expenses	305
Property, plant and equipment	4,190
Right of use asset	3,144
Intangible assets - software	211
Intangible assets - brand	10,168
Goodwill	28,622
Accounts payable and accrued liabilities	(6,140)
Lease liabilities	(2,984)
Deferred tax liability	(3,122)
Non-controlling interest	(1,726)
35,527

Bud Room Inc
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	3,738
Working Capital Adjustment	12
3,750
Purchase price allocation
Cash	63
Inventory	40
Prepaid expenses	31
Property and equipment	120
Right of use asset	200
Goodwill	3,707
Lease liability	(365)
Accounts payable and accrued liabilities	(46)
3,750

2080791 Alberta Ltd.
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	200
Common shares	2,203
2,403
Purchase price allocation
Cash	250
Inventory	182
Prepaid expenses	8
Property and equipment	161
Right of use asset	160
Goodwill	1,830
Accounts payable and accrued liabilities	(28)
Lease liability	(160)
2,403

Crossroads Cannabis
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Common shares	2,189
2,189
Purchase price allocation
Cash	3
Inventory	284
Property and equipment	606
Right of use assets	751
Goodwill	1,296
Lease liabilities	(751)
2,189

Ontario Lottery Winner
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	176
Loan Receivable - Settlement	3,463
3,639
Purchase price allocation
Cash and cash equivalents	12
Inventory	426
Prepaid Expenses	2
Property and equipment	512
Goodwill	2,687
3,639

Bud Heaven
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash True-up Payable	992
Common Shares	1,986
2,978
Purchase price allocation
Cash	41
Inventory	102
Trade and other receivables	13
Prepaid Expenses	37
Property and equipment	240
Right-of-use-assets	250
Goodwill	2,657
Accounts payable and accrued liabilities	(112)
Lease Liabilities	(250)
2,978

Kensington
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	160
Loan Receivable - Settlement	523
683
Purchase price allocation
Cash	3
Inventory	21
Property and equipment	185
Goodwill	474
683

Halo Kushbar
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Note Receivable - Settled	810
Working Capital Adjustment	109
919
Purchase price allocation
Cash	160
Trade and other receivables	37
Inventory	205
Prepaid Expenses	14
Property and equipment	530
Right-of-use assets	718
Accounts payable and accrued liabilities	(27)
Lease liabilities	(718)
919

Choom
Business Combinations
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	100
Common Shares	3,940
4,040
Purchase price allocation
Inventory	190
Property and equipment	962
Right-of-use assets	2,520
Goodwill	2,861
Intangible Asset - Business Licenses Rights	27
Lease liabilities	(2,520)
4,040